Warrant derivative liability (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrant derivative liability [Abstract]
Warrant derivative liability
Note 11 - Warrant derivative liability
On December 12, 2018, the Company closed a private placement offering (the “December Offering”) of 1,425,641 units (the “Units”), each unit consisting of (i) one share of the Company’s common stock and (ii) a warrant (the "December 2018 Warrants") to purchase one half of a share of common stock. The Units were offered at a fixed price of $1.95 per Unit for gross proceeds of $2.8 million. Costs associated with the December Offering were $0.1 million, and net proceeds were $2.7 million. The December Offering generated $2.6 million of net proceeds that were received by the Company during the year ended December 31, 2018 for the sale of 1,400,000 Units, and $0.1 million of the net proceeds were received on January 8, 2019 for the sale of 25,641 Units. The warrants are exercisable anytime from the date of issuance over a two-year period and carried an initial exercise price of $3.90 per share.
The warrants include an option to settle in cash in the event of a change of control of the Company and a reset feature if the Company issues shares of common stock with a strike price below the exercise price of the warrants, which requires the Company to record the warrants as a derivative liability. The Company calculates the fair value of the derivative liability through a Monte Carlo Model that values the warrants based upon a probability weighted discounted cash flow model.
During January 2020, the Company issued shares below the exercise price of the warrants acquired on May 6, 2019. Pursuant to the warrant agreement, the Company issued an additional 1,003,232 warrants on March 17, 2020 to certain of its warrant holders at an exercise price of $1.62 and modified the exercise price of the existing warrants to $1.62.
During June 2020, the Company issued common stock equivalents below the exercise price of the warrants issued on March 17, 2020. Pursuant to the warrant agreement, the Company issued an additional 1,990,624 warrants to certain of its warrant holders at an exercise price of $0.75 and modified the exercise price of the existing warrants to $0.75.
During September 2020, the Company amended all of the common stock purchase warrants issued in connection with the December 2018 Warrants to eliminate certain anti-dilution rights, fix the number of shares of common stock purchasable under each of the outstanding December 2018 Warrants, and set the exercise price thereof at $0.65 per share. Pursuant to the warrant agreement, the Company issued an additional 570,258 warrants to certain of its warrant holders at an exercise price of $0.65.
The warrants are valued based on future assumptions and, as the reset triggers were known events on September 30, 2020 and December 31, 2019, the Company included the triggers in the valuations performed as of September 30, 2020 and December 31, 2019.
The following schedule shows the fair value of the warrant derivative liability as of September 30, 2020 and December 31, 2019, and the change in fair value during the three and nine months ended September 30, 2020:

Dollars in thousands	Warrant derivative liability
Balance as of December 31, 2019	$2,220
Change in fair value of derivative liability	(1,379)
Balance as of March 31, 2020	$841
Change in fair value of derivative liability	3,474
Balance as of June 30, 2020	$4,315
Change in fair value of derivative liability	(4,213)
Balance as of September 30, 2020	$102

Warrant derivative liability	May 6, 2019	December 31, 2019	September 30, 2020
Stock price	$6.00	$2.70	$0.49
Exercise price	$3.90	$1.62	$0.65
Expected remaining term (in years)	1.60-1.68	0.95-1.02	0.22
Volatility	64%	69%	75%
Risk-free interest rate	2.39%	1.60%	0.09%

The valuation of the warrants is subject to uncertainty as a result of the unobservable inputs. If the volatility rate or risk-free interest rate were to change, the value of the warrants would be impacted.
As of September 30, 2020, the Company would be required to pay $0.2 million if all warrants were settled in cash or issue 4,276,937 shares if all warrants were settled in shares.

Note 11 – Warrant derivative liability

On December 12, 2018, the Company closed a private placement offering (the “December Offering”) of 1,425,641 units (the “Units”), each unit consisting of (i) one share of the Company’s common stock and (ii) a warrant to purchase one half of a share of common stock. The Units were offered at a fixed price of $1.95 per Unit for gross proceeds of $2.8 million. Costs associated with the December Offering were $0.1 million, and net proceeds were $2.7 million. The December Offering generated $2.6 million of net proceeds that were received by the Company during the year ended December 31, 2018 for the sale of 1,400,000 Units, and $0.1 million of the net proceeds were received on January 8, 2019 for the sale of 25,641 Units. The warrants are exercisable anytime from the date of issuance over a two-year period at the initial exercise price of $3.90 per share.

The warrants include an option to settle in cash in the event of a change of control of the Company and a reset feature if the Company issues shares of common stock with a strike price below $3.90 per share, which requires the Company to record the warrants as a derivative liability. The Company calculates the fair value of the derivative liability through a Monte Carlo Model that values the warrants based upon a probability weighted discounted cash flow model.

During January 2020, the Company issued shares below the exercise price of warrants acquired on May 6, 2019.  Pursuant to the warrant agreement, the Company issued an additional 1,003,232 warrants on March 17, 2020 to its warrant holders at a $1.62 exercise price and revise the existing warrants to an exercise price of $1.62.

The warrants are valued based on future assumptions and, as the reset trigger was a known event on December 31, 2019, the Company included the trigger in the valuation performed during the period ended December 31, 2019.

At May 6, 2019, the derivative liability was recorded at fair value as part of the purchase price of Better Choice Company by TruPet. The following schedule shows the change in fair value of the derivative liabilities as at December 31, 2019.

Dollars in thousands	Warrant liability
Assumption of warrants in May Acquisitions	$2,130
Change in fair value of warrant derivative liability	90
Balance as of December 31, 2019	$2,220

	May 6, 2019	December 31, 2019
Warrant liability
Stock price	$6.00	$2.70
Exercise price	$3.90	$1.62
Expected remaining term (in years)	1.60 – 1.68	0.95 – 1.02
Volatility	64%	69%
Risk-free interest rate	2.39%	1.60%

The valuation of the warrants is subject to uncertainty as a result of the unobservable inputs.  If the volatility rate or risk-free interest rate were to change, the value of the warrants would be impacted.

At December 31, 2019, the Company would be required to pay $1.1 million if all warrants were settled in cash or issue 712,823 shares if all warrants were settled in shares.